Derivative financial instruments - Narrative (Details) l in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) l	Dec. 31, 2024 USD ($)
Not designated as hedging instrument | Fuel Derivatives
Disclosure of detailed information about financial instruments [line items]
Unrealized gains (losses) on change in fair value measurement	$ (2)	$ (3)
Losses on change in fair value of derivatives	2	0
Not designated as hedging instrument | Gold derivative contracts (Note 17)
Disclosure of detailed information about financial instruments [line items]
Unrealized gains (losses) on change in fair value measurement	(234)	0
Losses on change in fair value of derivatives	37	0
Liabilities measured at fair value	$ (234)	0
Forward contracts | Forward – gas oil:
Disclosure of detailed information about financial instruments [line items]
Litres | l	68,016
Forward contracts | Forward – fuel oil:
Disclosure of detailed information about financial instruments [line items]
Litres | l	50,260
Forward contracts | Not designated as hedging instrument | Fuel Derivatives
Disclosure of detailed information about financial instruments [line items]
Liabilities measured at fair value	$ (4)	$ (2)
Forward contracts | Not designated as hedging instrument | Forward – gas oil:
Disclosure of detailed information about financial instruments [line items]
Litres | l	42,000
Forward contracts | Not designated as hedging instrument | Forward – fuel oil:
Disclosure of detailed information about financial instruments [line items]
Litres | l	73,000